Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Summary of Balances with Related Parties

Account receivables due from a related party

	Note	As of December 31, 2025	As of June 30, 2025
		(Unaudited)	(Audited)
Accoplus Limited	1	$4,863	$11,265

Amounts due to a related party

	Note	As of December 31, 2025	As of June 30, 2025
		(Unaudited)	(Audited)
Accolade IP Limited	2	$—	$8,891

Amount due to a beneficial owner

	Note	As of December 31, 2025	As of June 30, 2025
		(Unaudited)	(Audited)
Mr. Yuen Yuk, HAU	3	$—	$(7,485)

____________

Note:

(1)      Account receivables from a related company represented accounting and corporate secretarial services fee due to the Company.

(2)      Advances from related parties to the Company and general and administrative expenses paid by the related parties on behalf of the Company. Amounts due to related parties are non-trade, unsecured, non-interest bearing and repayable on demand.

(3)      The balance mainly represented advanced to a beneficial owner. Amount due to a beneficial owner is non-trade, unsecured, non-interest bearing and repayable on demand.

Schedule of Summary of Trade Transactions with Related Parties

A summary of trade transactions with related parties for six months ended December 31, 2025 and 2024 are listed below:

Corporate secretarial services income from a related party:	For the six months ended December,
	2025	2024
	(Unaudited)	(Unaudited)
Accoplus Limited	$22,828	$22,707
IP registration services fee to related parties:	For the six months ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Accolade IP Limited	$78,634	$190,399
Winxam Consultancy Pte Limited	—	4,264
	78,634	194,663
Corporate secretarial services fee to a related party:	For the six months ended December,
	2025	2024
	(Unaudited)	(Unaudited)
Winxam Consultancy Pte Ltd	$14,950	$28,879
Marketing expenses to related parties:	For the six months ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Accolade IP Limited	$15,206	$39,552
Accoplus Limited	34,896	13,321
	50,102	52,873
Professional fee to a related party:	For the six months ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Winxam Consultancy Pte Ltd	$1,227	$2,456